Commitments and Contingencies - Future minimum payments of capital lease obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2019		$ 21,240
2020		21,367
2021		15,887
2022		10,920
2023		1,783
Thereafter		0
Future minimum lease payments		71,197
Less: Amount representing interest		7,670
Present value of minimum lease payments		63,527
Less: Current portion of capital lease obligations	$ 24,640	17,615	$ 4,691
Capital lease obligations, less current portion	$ 49,268	$ 45,912	$ 15,899